S000031368 [Member] Investment Objectives and Goals - Columbia Global Value Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Global Value Fund (the Fund) seeks to provide shareholders with growth of capital and income.